January 3, 2012

Filing Desk

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

                        Re:    BNY Mellon Funds Trust (the “Trust”)

                                 1933 Act Registration No. 333-34844

                                 1940 Act Registration No. 811-09903

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please be advised that there are no changes to the Prospectuses and Statement of Additional Information contained in Post-Effective Amendment No. 40 to the Trust’s Registration Statement on Form N-1A filed electronically on December 28, 2011 with the Securities and Exchange Commission pursuant to Rule 485(b).

Please address any comments or questions to my attention at (212) 922-6754.

Sincerely,

/s/ Joseph M. Chioffi

Joseph M. Chioffi

Vice President and Assistant Secretary